Taxation - Tax Credited/(Charged) Relating to Components of Other Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax relating to components of other comprehensive income [abstract]
Change in value of available-for-sale financial assets, Before tax	¥ (7)	¥ 32
Currency translation differences, Before tax	(735)	774	¥ 603
Share of other comprehensive (loss)/income of investments accounted for using equity method, Before tax	(1,038)	(1,059)	901
Other comprehensive (loss)/income, Before tax	(1,780)	(253)	1,504
Change in value of available-for-sale financial assets, Tax credited/(charged)	2	(8)
Currency translation differences, Tax credited/(charged)
Share of other comprehensive (loss)/income of investments accounted for using equity method, Tax credited/(charged)
Other comprehensive (loss)/income, Tax credited/(charged)	2	(8)
Change in value of available-for-sale financial assets, After tax	(5)	24
Currency translation differences, After tax	(735)	774	603
Share of other comprehensive (loss)/income of investments accounted for using equity method, After tax	(1,038)	(1,059)	901
Other comprehensive (loss)/income, After tax	(1,778)	(261)	1,504
Tax credited/(charged) relating to components of other comprehensive income, Tax credited/(charged)
Current tax	0	0	¥ 0
Deferred tax	2	(8)
Other comprehensive (loss)/income, Tax credited/(charged)	¥ 2	¥ (8)